UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2016

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments:

Putnam VT Small Cap Value Fund

The fund's portfolio
9/30/16 (Unaudited)

COMMON STOCKS (90.9%)(a)
	Shares	Value

Aerospace and defense (0.2%)

Vectrus, Inc.(NON)	17,188	$261,773

		261,773
Air freight and logistics (0.9%)

Atlas Air Worldwide Holdings, Inc.(NON)	13,300	569,506

Park-Ohio Holdings Corp.	22,985	837,803

		1,407,309
Airlines (0.7%)

SkyWest, Inc.	37,200	982,452

		982,452
Auto components (2.0%)

Dana, Inc.	49,800	776,382

Goodyear Tire & Rubber Co. (The)	33,600	1,085,280

Stoneridge, Inc.(NON)	62,454	1,149,154

		3,010,816
Banks (14.4%)

Banc of California, Inc.	17,806	310,893

Berkshire Hills Bancorp, Inc.	15,933	441,503

Camden National Corp.	16,301	778,210

Chemical Financial Corp.	19,293	851,400

First Busey Corp.	43,800	989,880

First Connecticut Bancorp, Inc.	35,300	627,987

First Financial Bancorp	40,800	891,072

First Merchants Corp.	44,200	1,182,350

Franklin Financial Network, Inc.(NON)	17,832	666,917

Fulton Financial Corp.	60,700	881,364

Hanmi Financial Corp.	46,300	1,219,542

IBERIABANK Corp.(S)	15,200	1,020,224

Independent Bank Group, Inc.	22,100	976,157

Lakeland Financial Corp.	16,600	587,972

Old National Bancorp(S)	78,200	1,099,492

Pacific Premier Bancorp, Inc.(NON)	33,100	875,826

Peoples Bancorp, Inc.	33,100	813,929

Popular, Inc. (Puerto Rico)	14,020	535,844

Preferred Bank	25,500	911,625

ServisFirst Bancshares, Inc.	12,896	669,431

Southside Bancshares, Inc.	22,015	708,443

Sterling Bancorp	46,100	806,750

Tristate Capital Holdings, Inc.(NON)	63,913	1,032,195

Washington Trust Bancorp, Inc.	13,900	559,058

Western Alliance Bancorp(NON)	24,900	934,746

Wintrust Financial Corp.	21,800	1,211,426

		21,584,236
Beverages (0.5%)

Cott Corp. (Canada)	46,569	663,608

		663,608
Biotechnology (1.4%)

Aptevo Therapeutics, Inc.(NON)	7,648	19,579

Eagle Pharmaceuticals, Inc.(NON)(S)	17,600	1,232,000

Emergent BioSolutions, Inc.(NON)(S)	24,197	762,931

		2,014,510
Building products (1.5%)

Continental Building Products, Inc.(NON)	34,542	725,037

NCI Building Systems, Inc.(NON)	53,472	780,156

Ply Gen Holdings, Inc.(NON)	55,900	746,824

		2,252,017
Capital markets (0.6%)

OM Asset Management PLC (United Kingdom)	59,205	823,542

		823,542
Chemicals (3.8%)

American Vanguard Corp.	52,800	847,968

Ferro Corp.(NON)	59,400	820,314

Ingevity Corp.(NON)	17,600	811,360

Innophos Holdings, Inc.	18,700	729,861

Kraton Corp.(NON)	24,800	868,992

Minerals Technologies, Inc.	7,995	565,167

Orion Engineered Carbons SA (Luxembourg)	57,600	1,079,424

		5,723,086
Commercial services and supplies (1.4%)

ACCO Brands Corp.(NON)	92,100	887,844

Deluxe Corp.	11,100	741,702

Ennis, Inc.	30,906	520,766

		2,150,312
Construction and engineering (2.6%)

Dycom Industries, Inc.(NON)	8,500	695,130

Granite Construction, Inc.	15,000	746,100

MasTec, Inc.(NON)	32,400	963,576

Orion Marine Group, Inc.(NON)	96,200	658,970

Quanta Services, Inc.(NON)	30,300	848,097

		3,911,873
Consumer finance (0.9%)

Encore Capital Group, Inc.(NON)(S)	35,800	804,784

EZCORP, Inc. Class A(NON)	47,412	524,377

		1,329,161
Containers and packaging (0.6%)

Greif, Inc. Class A	17,900	887,661

		887,661
Diversified telecommunication services (0.2%)

Inteliquent, Inc.	18,623	300,575

		300,575
Electric utilities (3.1%)

ALLETE, Inc.	16,000	953,920

El Paso Electric Co.	10,900	509,793

IDACORP, Inc.	18,700	1,463,836

PNM Resources, Inc.	27,600	903,072

Portland General Electric Co.	20,000	851,800

		4,682,421
Electrical equipment (0.4%)

General Cable Corp.	37,700	564,746

		564,746
Electronic equipment, instruments, and components (2.4%)

Anixter International, Inc.(NON)	11,500	741,750

Belden, Inc.	10,400	717,496

Orbotech, Ltd. (Israel)(NON)	44,500	1,317,645

Sanmina Corp.(NON)	30,200	859,794

		3,636,685
Energy equipment and services (0.9%)

Independence Contract Drilling, Inc.(NON)	66,856	350,994

Patterson-UTI Energy, Inc.(S)	46,900	1,049,153

		1,400,147
Equity real estate investment trusts (REITs) (8.4%)

American Assets Trust, Inc.	23,820	1,033,312

Apartment Investment & Management Co. Class A	18,300	840,153

CBL & Associates Properties, Inc.	53,200	645,848

Education Realty Trust, Inc.	17,901	772,249

EPR Properties	14,800	1,165,352

Equity Commonwealth(NON)	31,400	948,908

Healthcare Trust of America, Inc. Class A	23,600	769,832

iStar, Inc.(NON)	81,400	873,422

LTC Properties, Inc.	13,900	722,661

NorthStar Realty Finance Corp.	64,100	844,197

Paramount Group, Inc.	48,700	798,193

Rayonier, Inc.	44,000	1,167,760

Summit Hotel Properties, Inc.	91,310	1,201,640

Tanger Factory Outlet Centers, Inc.	21,900	853,224

		12,636,751
Food and staples retail (0.9%)

SpartanNash Co.	28,340	819,593

SUPERVALU, Inc.(NON)	112,400	560,876

		1,380,469
Food products (0.5%)

Nomad Foods, Ltd. (United Kingdom)(NON)	64,900	767,118

		767,118
Gas utilities (0.7%)

Southwest Gas Corp.	14,231	994,178

		994,178
Health-care providers and services (1.8%)

AMN Healthcare Services, Inc.(NON)(S)	26,400	841,368

Ensign Group, Inc. (The)	50,689	1,020,370

Fulgent Genetics, Inc.(NON)	83,563	770,451

		2,632,189
Hotels, restaurants, and leisure (2.2%)

Bloomin' Brands, Inc.	37,200	641,328

ClubCorp Holdings, Inc.	62,000	897,140

Del Taco Restaurants, Inc.(NON)(S)	77,929	928,914

Marriott Vacations Worldwide Corp.(S)	11,500	843,180

		3,310,562
Household durables (1.2%)

Century Communities, Inc.(NON)	50,700	1,090,557

Tupperware Brands Corp.	10,700	699,459

		1,790,016
Independent power and renewable electricity producers (0.2%)

Dynegy, Inc.(NON)	30,000	371,700

		371,700
Insurance (5.8%)

Allied World Assurance Co. Holdings AG	13,400	541,628

American Financial Group, Inc.	11,643	873,225

AMERISAFE, Inc.	16,000	940,480

Employers Holdings, Inc.	30,800	918,764

Endurance Specialty Holdings, Ltd.	14,500	949,025

Hanover Insurance Group, Inc. (The)	10,100	761,742

Maiden Holdings, Ltd. (Bermuda)	52,400	664,956

National General Holdings Corp.	37,000	822,880

Reinsurance Group of America, Inc.	10,373	1,119,662

Validus Holdings, Ltd.	21,714	1,081,791

		8,674,153
Internet and direct marketing retail (0.2%)

FTD Cos., Inc.(NON)	15,500	318,835

		318,835
Internet software and services (2.4%)

Everyday Health, Inc.(NON)	141,200	1,085,828

GTT Communications, Inc.(NON)	57,700	1,357,681

j2 Global, Inc.(S)	16,700	1,112,387

		3,555,896
IT Services (1.0%)

Convergys Corp.	40,900	1,244,178

Everi Holdings, Inc.(NON)	121,200	299,364

		1,543,542
Leisure products (0.7%)

Brunswick Corp.	15,100	736,578

Vista Outdoor, Inc.(NON)	7,700	306,922

		1,043,500
Life sciences tools and services (0.5%)

VWR Corp.(NON)	24,896	706,051

		706,051
Machinery (1.4%)

Briggs & Stratton Corp.	21,806	406,682

EnPro Industries, Inc.	18,500	1,051,170

Kadant, Inc.	12,900	672,219

		2,130,071
Media (1.0%)

Live Nation Entertainment, Inc.(NON)	29,500	810,660

Madison Square Garden Co. (The) Class A(NON)	3,666	621,057

		1,431,717
Metals and mining (1.0%)

Ferroglobe PLC (United Kingdom)(S)	87,440	789,583

Silver Standard Resources, Inc. (Canada)(NON)(S)	25,000	301,500

Tahoe Resources, Inc.	31,600	405,428

		1,496,511
Mortgage real estate investment trusts (REITs) (0.7%)

Cherry Hill Mortgage Investment Corp.	24,655	421,847

Colony Capital, Inc. Class A	33,700	614,351

		1,036,198
Multi-utilities (1.2%)

Avista Corp.	33,131	1,384,544

Unitil Corp.	11,800	460,908

		1,845,452
Oil, gas, and consumable fuels (3.8%)

Aegean Marine Petroleum Network, Inc. (Greece)(S)	104,317	1,043,170

Callon Petroleum Co.(NON)	65,069	1,021,583

Energen Corp.	24,293	1,402,192

Gulfport Energy Corp.(NON)	15,400	435,050

PBF Energy, Inc. Class A(S)	26,300	595,432

Ring Energy, Inc.(NON)	52,208	571,678

Scorpio Tankers, Inc.	147,906	684,805

		5,753,910
Personal products (0.4%)

Edgewell Personal Care Co.(NON)	8,300	660,016

		660,016
Pharmaceuticals (0.6%)

Lannett Co., Inc.(NON)(S)	34,800	924,636

		924,636
Real estate management and development (0.7%)

RE/MAX Holdings, Inc. Class A	22,725	994,901

		994,901
Road and rail (1.2%)

Marten Transport, Ltd.	35,800	751,800

Saia, Inc.(NON)	33,600	1,006,656

		1,758,456
Semiconductors and semiconductor equipment (4.6%)

Advanced Energy Industries, Inc.(NON)	23,000	1,088,360

FormFactor, Inc.(NON)	105,100	1,140,335

Integrated Device Technology, Inc.(NON)	46,700	1,078,770

MaxLinear, Inc. Class A(NON)	49,500	1,003,365

Tessera Technologies, Inc.	37,600	1,445,344

Tower Semiconductor, Ltd. (Israel)(NON)(S)	78,200	1,187,076

		6,943,250
Software (0.7%)

Mentor Graphics Corp.	40,400	1,068,176

		1,068,176
Specialty retail (0.1%)

Abercrombie & Fitch Co. Class A	12,753	202,645

		202,645
Technology hardware, storage, and peripherals (1.7%)

BancTec, Inc. 144A CVR(F)	152,299	—

Logitech International SA (Switzerland)(S)	29,900	671,554

NCR Corp.(NON)	26,900	865,911

Super Micro Computer, Inc.(NON)	43,200	1,009,584

		2,547,049
Thrifts and mortgage finance (6.2%)

BofI Holding, Inc.(NON)(S)	35,800	801,920

First Defiance Financial Corp.	22,400	999,936

Flagstar Bancorp, Inc.(NON)	29,600	821,400

HomeStreet, Inc.(NON)	37,600	942,256

Meta Financial Group, Inc.	20,394	1,236,080

NMI Holdings, Inc. Class A(NON)	112,800	859,536

Provident Financial Services, Inc.	39,000	827,970

Walker & Dunlop, Inc.(NON)	40,921	1,033,664

Washington Federal, Inc.	39,600	1,056,528

WSFS Financial Corp.	21,400	780,885

		9,360,175
Trading companies and distributors (0.6%)

BMC Stock Holdings, Inc.(NON)	47,900	849,267

		849,267

Total common stocks (cost $112,874,893)		$136,314,320

INVESTMENT COMPANIES (2.2%)(a)
	Shares	Value

Hercules Capital, Inc.	65,682	$890,648

Solar Capital, Ltd.	52,435	1,075,966

TCP Capital Corp.	39,752	651,138

TriplePoint Venture Growth BDC Corp.(S)	70,647	748,858

Total investment companies (cost $3,280,657)		$3,366,610

SHORT-TERM INVESTMENTS (17.0%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.67%(d)(AFF)	13,411,208	$13,411,208

Putnam Short Term Investment Fund 0.51%(AFF)	12,071,216	12,071,216

Total short-term investments (cost $25,482,424)		$25,482,424

TOTAL INVESTMENTS

Total investments (cost $141,637,974)(b)		$165,163,354

Key to holding's abbreviations
CVR	Contingent Value Rights

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2016 through September 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $149,986,220.
(b)	The aggregate identified cost on a tax basis is $142,276,834, resulting in gross unrealized appreciation and depreciation of $28,907,637 and $6,021,117, respectively, or net unrealized appreciation of $22,886,520.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*	$17,764,263	$45,705,541	$50,058,596	$52,936	$13,411,208
	Putnam Short Term Investment Fund**	10,749,228	37,705,251	36,383,263	27,180	12,071,216
	Totals	$28,513,491	$83,410,792	$86,441,859	$80,116	$25,482,424
* No management fees are charged to Putnam Cash Collateral Pool, LLC.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $13,411,208, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $13,276,190.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $608,967 to cover the settlement of certain securities.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$11,108,091	$—	$—
Consumer staples	3,471,211	—	—
Energy	7,154,057	—	—
Financials	42,807,465	—	—
Health care	6,277,386	—	—
Industrials	16,268,276	—	—
Information technology	19,294,598	—	—**
Materials	8,107,258	—	—
Real estate	13,631,652	—	—
Telecommunication services	300,575	—	—
Utilities	7,893,751	—	—
Total common stocks	136,314,320	—	—
Investment companies	3,366,610	—	—
Short-term investments	12,071,216	13,411,208	—

Totals by level	$151,752,146	$13,411,208	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
** Value of Level 3 security is $—.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2016

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2016